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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JULY 15, 2013
                    TO THE PROSPECTUSES DATED APRIL 29, 2013
                       AND MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes changes to the optional GMIB Max I and EDB Max I riders that will be effective for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011); Series VA - 4 (offered between May 1, 2011 and October 7, 2011); Series L - 4 Year (offered between November 22, 2004 and October 7, 2011); Series C (offered between September 4, 2001 and October 7, 2011); Series S (offered between April 30, 2007 and
October 7, 2011) and Series S - L Share Option (offered between April 30, 2007 and October 7, 2011); and Series XTRA 6.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. Certain optional riders described in this prospectus supplement may not have been offered for your contract or may not have been available at the time your contract was issued. The GMIB Max I and EDB Max I riders are referred to in the prospectuses and prospectus supplements for the Series VA - 4 and Series XTRA 6 contracts as the "GMIB Max" and "EDB Max" riders.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GMIB MAX I - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If you elected the GMIB Max I optional rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max I and EDB Max I
- Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain contracts issued with the GMIB Max I rider are already subject to restrictions on subsequent Purchase Payments. Those contracts are not affected by the change described in this prospectus supplement.)

We will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

                                                                 SUPP-USMAXI0713

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II. EDB MAX I - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If you elected the EDB Max I optional rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max I and EDB Max I
- Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain contracts issued with the EDB Max I rider are already subject to restrictions on subsequent Purchase Payments. Those contracts are not affected by the change described in this prospectus supplement.)

We will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company         Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

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